Schedule of subsidiaries of the company (Details)	6 Months Ended
Jun. 30, 2026
KNOREX Pte Ltd [Member]
Equity method investment place of incorporation	A Singapore company
Ownership percentage	100.00%
Equity method investment date of incorporation	Incorporated on September 9, 2009
Principal activities	Provides sales and local support, and product management service
KNOREX Inc [Member]
Equity method investment place of incorporation	A Delaware Corporation in the United States
Ownership percentage	100.00%
Equity method investment date of incorporation	Incorporated on May 9, 2018
Principal activities	Provides sales and local support and product management service
KNOREX Software Sdn Bhd [Member]
Equity method investment place of incorporation	A Malaysia company
Ownership percentage	100.00%
Equity method investment date of incorporation	Incorporated on August 30, 2010
Principal activities	Provides creative design support
KNOREX Vietnam Co Limited [Member]
Equity method investment place of incorporation	A Vietnam company
Ownership percentage	99.00%
Equity method investment date of incorporation	Incorporated on July 18, 2013
Principal activities	Provides technical development, research and development and customer and technical support
KNOREX India Private Limited [Member]
Equity method investment place of incorporation	An India company
Ownership percentage	99.99%
Equity method investment date of incorporation	Incorporated on June 17, 2016
Principal activities	Provides technical development, research and development, software testing, quality assurance and quality control service and customer and technical support
KNOREX Thailand Co Ltd [Member]
Equity method investment place of incorporation	A Thailand company
Ownership percentage	100.00%	[1]
Equity method investment date of incorporation	Incorporated on November 19, 2013
Principal activities	Liquidated on Jan 6, 2026
KNOREX Pty Ltd [Member]
Equity method investment place of incorporation	An Australia company
Ownership percentage	100.00%	[1]
Equity method investment date of incorporation	Incorporated on March 30, 2015
Principal activities	Deregistered on January 3, 2024
KNOREX Guangzhou Pte Ltd [Member]
Equity method investment place of incorporation	A People’s Republic of China company
Ownership percentage	100.00%
Equity method investment date of incorporation	Incorporated on October 27, 2017
Principal activities	A dormant company
Adziggy Inc [Member]
Equity method investment place of incorporation	A Delaware Corporation in the United States
Ownership percentage	100.00%
Equity method investment date of incorporation	Incorporated on June 13, 2019
Principal activities	A dormant company
Ascendx Media Technologies Pte Ltd [Member]
Equity method investment place of incorporation	A Singapore company
Ownership percentage	100.00%
Equity method investment date of incorporation	Incorporated on June 11, 2025
Principal activities	Development of software and applications

[1]	KNOREX SG is the trustee and is the beneficial owner of KNOREX TH and KNOREX AU affected through the execution of deed of trust agreement. KNOREX TH and KNOREX AU’s operations are immaterial to the Company’s accompanying financial statements.